UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Check here if Amendment [  ];              Amendment Number:
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lisa M. Pankratz
Title:        Vice President
Phone:        (604) 601-8324

Signature, Place, and Date of Signing:

     /s/ Lisa M. Pankratz         Vancouver, B.C. Canada       July 28, 2004
     ----------------------      ----------------------        -----------------
     [Signature]                 [City, State]                 [Date]

The Other Included Manager, McElvaine Investment Management Ltd., ("MIML") is under common control with the filing manager. MIML exercises sole investment discretion and sole voting authority over the seucrities it manages.

Report Type  (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Mackenzie Financial Corporation (Form 13F File Number 28-5178) with respect to securities held in Mackenzie Universal Select Managers Fund, Mackenzie Universal Select Managers Canada Fund, Mackenzie Universal Select Managers Capital Class, Mackenzie Universal Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class, Mackenzie Cundill American Capital Class, Mackenzie Cundill Canadian Security Capital Class, Mackenzie Universal Select Managers International Capital Class, Mackenzie Symmetry Canadian Stock Capital Class, Mackenzie Symmentry Specialty Stock Capital Class, IG Mackenzie Select Managers Canada Fund, and IG Mackenzie Select Managers Canada Capital Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      16
                                                  -----------------------

Form 13F Information Table Value Total:              $463,215 (x 1,000)
                                                  -----------------------


List of Other Included Managers:

                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of         Title of  CUSIP       Value     Shrs or      SH/PRN  Put/  Investment  Other     Voting   Authority
issuer          class                 (x$1000)  prn amt              Call  discretion  managers  Sole       Shared    None


BCE Inc.       Common     05534B109   78,719   3,947,900    SH            SOLE                  3,947,900     0       0
               Stock


Brascan        Cl. A      10549P606   24,155     867,627    SH            SOLE                    867,627     0       0
Corp.          Ltd. Vtg.
               Shares


Canadian       Common     136385101   36,041    1,205,000    SH            SOLE                  1,205,000     0       0
Natural        Stock
Resources
Ltd.


Encana Corp.   Common     292505104   16,567      385,000    SH            SOLE                    385,000     0       0
               Stock


Fairfax        Sub.       303901102   67,877      395,760    SH            SOLE                    395,760     0       0
Financial      Vtg.
Holdings Ltd.  Shares


Focus          Common     344159108      743      500,000    SH            SOLE                    500,000     0       0
Enhancements   Stock
Inc.


Geac Computer  Common     368289104   16,677    2,430,000    SH            SOLE                  2,430,000     0       0
Ltd.           Stock


Grill          Common     398502203      742      318,633    SH            SOLE                    318,633     0       0
Concepts       Stock
Inc.


Liberty        Common     530718105   64,977    7,221,051    SH            SOLE                  7,221,051     0       0
Media Corp.    Stock -
New            Series A


Liberty        Common     530719103   13,407      361,052    SH            SOLE                    361,052     0       0
Media          Stock -
International  Series A
Inc.


Loews Corp.    Common     540424108   39,488     658,000     SH            SOLE                    658,000     0       0
               Stock


Mattell Inc.   Common     577081102    1,825      100,000    SH            SOLE                    100,000     0       0
               Stock


Natuzzi        ADR        63905A101    3,253      302,600    SH            SOLE                    302,600     0       0
S.p.A.


Noranda Inc.   Common     655422103   36,403    2,124,900    SH            SOLE                  2,124,900     0       0
               Stock


Sun Life       Common     866796105   36,487    1,272,000    SH            SOLE                  1,272,000     0       0
Financial,     Stock
Inc.


Videsh         Sponsored  92659G600   25,854    3,528,500    SH            SOLE                  3,528,500     0       0
Sanchar        ADR New
Nigam Ltd.
